Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table reflects the compensation received during the 2024 fiscal year by each non-management Director.

Name	Fees Earned or Paid in Cash (1) ($)	Number of Shares Underlying Stock Awards (#)	Stock Awards (2) ($)	Other Compensation ($)	Total Director Compensation (3) ($)
Ronald C. Whitaker	$125,333	2,944	$127,667	—	$253,000
John A. Cosentino, Jr.	$113,333	2,806	$121,667	—	$235,000
Amir P. Rosenthal	$100,000	2,652	$115,000	—	$215,000
Phillip C. Widman	$94,667	2,590	$112,333	—	$207,000
Terrence G. O’Connor	$94,667	2,590	$112,333	—	$207,000
Sandra S. Froman	$94,667	2,590	$112,333	—	$207,000
Michael O. Fifer	$96,667	2,613	$113,333	—	$210,000
Rebecca S. Halstead	$86,667	2,498	$108,333	—	$195,000

Notes to Directors’ Compensation Table

(1)    See “DIRECTORS’ FEES AND OTHER COMPENSATION” above.

(2)    Represents aggregate grant date fair value of non-qualified equity awards made to each non-management Director on May 31, 2024 under the 2023 Stock Incentive Plan in accordance with the Director annual fee schedule approved in February 2022. The amounts shown represent the full grant date fair value of the awards calculated in accordance with the provisions of FASB ASC 718, and are shown at the maximum unit value expected upon the attainment of the time-based vesting of the awards.

(3)    The Company’s non-management Directors do not receive non-equity incentive plan compensation, stock options, pension benefits or non-qualified deferred compensation.

During fiscal year 2024, the Company did not grant any stock options to its Named Executive Officers, as grants of stock options are not currently a component of the Company’s executive compensation program. Because stock options are not currently part of the Company’s executive compensation program, the Company does not have a formal policy with respect to the timing of grants of stock options.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

During fiscal year 2024, the Company did not grant any stock options to its Named Executive Officers, as grants of stock options are not currently a component of the Company’s executive compensation program. Because stock options are not currently part of the Company’s executive compensation program, the Company does not have a formal policy with respect to the timing of grants of stock options.

Ronald C. Whitaker [Member]
Awards Close in Time to MNPI Disclosures
Name	Ronald C. Whitaker
Underlying Securities	2,944
Fair Value as of Grant Date	$ 127,667
John A. Cosentino, Jr. [Member]
Awards Close in Time to MNPI Disclosures
Name	John A. Cosentino, Jr.
Underlying Securities	2,806
Fair Value as of Grant Date	$ 121,667
Amir P. Rosenthal [Member]
Awards Close in Time to MNPI Disclosures
Name	Amir P. Rosenthal
Underlying Securities	2,652
Fair Value as of Grant Date	$ 115,000
Phillip C. Widman [Member]
Awards Close in Time to MNPI Disclosures
Name	Phillip C. Widman
Underlying Securities	2,590
Fair Value as of Grant Date	$ 112,333
Terrence G. O’Connor [Member]
Awards Close in Time to MNPI Disclosures
Name	Terrence G. O’Connor
Underlying Securities	2,590
Fair Value as of Grant Date	$ 112,333
Sandra S. Froman [Member]
Awards Close in Time to MNPI Disclosures
Name	Sandra S. Froman
Underlying Securities	2,590
Fair Value as of Grant Date	$ 112,333
Michael O. Fifer [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael O. Fifer
Underlying Securities	2,613
Fair Value as of Grant Date	$ 113,333
Rebecca S. Halstead [Member]
Awards Close in Time to MNPI Disclosures
Name	Rebecca S. Halstead
Underlying Securities	2,498
Fair Value as of Grant Date	$ 108,333